Segments - Narrative (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment									2
Revenues	$ 160,983,000	$ 246,040,000	$ 292,601,000	$ 266,382,000	$ 246,892,000	$ 269,331,000	$ 332,322,000	$ 268,949,000	$ 966,006,000	$ 1,117,494,000	$ 447,517,000
Intersegment Elimination
Segment Reporting Information [Line Items]
Revenues									0
Inter-segment allocation of interest expense									$ 0
Customer 1 | Customer Concentration Risk | Sales Revenue, Net
Segment Reporting Information [Line Items]
Concentration risk percentage									10.00%		13.00%
Customer 1 | Customer Concentration Risk | Accounts Receivable
Segment Reporting Information [Line Items]
Concentration risk percentage										10.00%
Customer 2 | Customer Concentration Risk | Sales Revenue, Net
Segment Reporting Information [Line Items]
Concentration risk percentage									10.00%